UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Agnos Group, LLC
Address:  1251 Avenue of the Americas
          New York, NY 10020

13 File Number: 28-10024

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Anagnostakis
Title:     CEO
Phone:
Signature, Place and Date of Signing:

    Anthony Anagnostakis  January 21, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    6969

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BUSINESS OBJECTS S.A. SPONS AD ADRS STOCKS      12328X107      659    43900 SH       SOLE                  43900        0        0
D MICROMUSE INC COM              COMMON STOCK     595094103      941   246300 SH       SOLE                 246300        0        0
D PEOPLESOFT INC COM             COMMON STOCK     712713106     1373    75000 SH       SOLE                  75000        0        0
D RATIONAL SOFTWARE CORP COM NEW COMMON STOCK     75409P202     1230   118400 SH       SOLE                 118400        0        0
D SIEBEL SYS INC COM             COMMON STOCK     826170102     1948   263200 SH       SOLE                 263200        0        0
D YAHOO INC COM                  COMMON STOCK     984332106      818    50000 SH       SOLE                  50000        0        0
S REPORT SUMMARY                  6 DATA RECORDS                6969        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED